Intangible assets and goodwill - Impairment test (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 25, 2020	Dec. 31, 2019	Dec. 31, 2016	May 31, 2016
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	₽ 9,875,224		₽ 6,954,183
Mail.Ru Group Limited
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	9,875,224
Operating segments
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	9,875,224		6,954,183
Operating segments | Russia segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	6,607,362		6,607,362
Operating segments | Kazakhstan segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	178,380		164,853
Operating segments | Belarus segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	₽ 176,872		₽ 181,968
HeadHunter | Mail.Ru Group Limited
Carrying amount of goodwill allocated to each of the CGUs:
Percentage of voting interest acquired				100.00%	100.00%
Zarplata
Carrying amount of goodwill allocated to each of the CGUs:
Percentage of voting interest acquired	100.00%	100.00%
Period over which management has projected cash flows	5 years
Discount rate applied to the cash flow projections	15.20%
Terminal growth rate	2.50%
Zarplata | Operating segments | Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	₽ 2,912,610